Demonstration plant (formerly Pilot plant)	12 Months Ended
Jun. 30, 2023
Demonstration plant (formerly Pilot plant)
Demonstration plant (formerly Pilot plant)
8.	Demonstration plant (formerly Pilot plant)

Demonstration plant operations costs are comprised of the following:

	2023	2022
	$	$
Internet	11	11
Personnel	6,052	4,141
Reagents	3,027	2,077
Repairs and maintenance	38	644
Supplies	3,560	865
Testwork	1,060	1,191
Office trailer rental	76	32
Utilities	150	946
Total costs	13,974	9,907